Data from FCR's Financial Statemets (Details 10) $ in Millions	Dec. 31, 2017 CAD ($)
Condensed Financial Information [Line Items]
2018	$ 151,529
2019	131,333
2020	90,318
2021	94,031
2022	163,665
2023 to 2028	429,466
Principal repayments of mortgages outstanding	1,060,342
Unamortized deferred financing costs and premiums, net	(3)
Total	$ 1,060,339
Weighted average effective interest rate (2018)	5.50%
Weighted average effective interest rate (2019)	6.50%
Weighted average effective interest rate (2020)	4.40%
Weighted average effective interest rate (2021)	4.80%
Weighted average effective interest rate (2022)	3.90%
Weighted average effective interest rate (2023 to 2028)	3.50%
Weighted average effective interest rate	4.30%
Scheduled Amortization [Member]
Condensed Financial Information [Line Items]
2018	$ 27,117
2019	24,619
2020	22,425
2021	20,634
2022	15,711
2023 to 2028	46,488
Principal repayments of mortgages outstanding	156,994
Payments on Maturity [Member]
Condensed Financial Information [Line Items]
2018	124,412
2019	106,714
2020	67,893
2021	73,397
2022	147,954
2023 to 2028	382,978
Principal repayments of mortgages outstanding	$ 903,348